Income per share	3 Months Ended
Mar. 31, 2023
Income per share
Income per share

13.Income per share

The following table sets forth basic and diluted net income per common share computational data (in thousands, except per share data):

	Three months ended
	March 31,	March 31,
	2023	2022

Profit attributable to equity holders ($’000)	7,662	15,120
Less: allocation of loss to non‑controlling interest ($’000)	(2,806)	(1,398)
Profit attributable to IHS common shareholders ($’000)	10,468	16,518

Basic weighted average shares outstanding (‘000)	331,986	328,551
Potentially dilutive securities (‘000)	3,144	7,012
Potentially dilutive weighted average common shares outstanding (‘000)	335,130	335,563
Income per share:
Basic income per share ($)	0.03	0.05
Diluted income per share ($)	0.03	0.05